UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22039

First Trust Specialty Finance and Financial Opportunities Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 112.7%
	Capital Markets – 112.7%
172,787	Alcentra Capital Corp. (a)	$1,069,552
551,102	Apollo Investment Corp. (a)	3,053,105
722,412	Ares Capital Corp. (a)	12,613,313
687,594	Barings BDC, Inc. (a)	7,302,248
900	BlackRock Capital Investment Corp.	5,643
501,863	BlackRock TCP Capital Corp. (a)	7,312,144
130,340	CM Finance, Inc. (a)	1,199,128
10,000	Corporate Capital Trust, Inc. (a)	165,400
210,300	FS Investment Corp. (a)	1,608,795
53,063	Goldman Sachs BDC, Inc.	1,167,917
429,730	Golub Capital BDC, Inc. (a)	8,207,843
16,699	Harvest Capital Credit Corp. (a)	185,359
585,598	Hercules Capital, Inc. (a)	7,917,285
340,472	KCAP Financial, Inc. (a)	1,082,701
49,107	Main Street Capital Corp. (a)	1,981,958
486,714	Medley Capital Corp. (a)	1,961,457
577,564	New Mountain Finance Corp. (a)	7,941,505
202,084	OFS Capital Corp. (a)	2,491,696
755,081	PennantPark Investment Corp. (a)	5,874,530
295,709	Solar Capital Ltd.	6,431,671
340,126	Stellus Capital Investment Corp. (a)	4,564,491
747,618	THL Credit, Inc. (a)	6,392,134
206,751	TPG Specialty Lending, Inc.	4,145,358
473,845	TriplePoint Venture Growth BDC Corp.	6,216,846
	Total Common Stocks - Business Development Companies	100,892,079
	(Cost $109,805,449)
REAL ESTATE INVESTMENT TRUSTS – 14.3%
	Mortgage Real Estate Investment Trusts – 14.3%
481,782	Annaly Capital Management, Inc.	5,116,525
108,500	Capstead Mortgage Corp. (a)	911,400
434,949	Two Harbors Investment Corp. (a)	6,793,903
	Total Real Estate Investment Trusts	12,821,828
	(Cost $15,168,157)
	Total Investments – 127.0%	113,713,907
	(Cost $124,973,606) (b)
	Outstanding Loan – (27.9)%	(25,000,000)
	Net Other Assets and Liabilities – 0.9%	824,558
	Net Assets – 100.0%	$89,538,465

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,915,185 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,174,884. The net unrealized depreciation was $11,259,699.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 100,892,079	$ 100,892,079	$ —	$ —
Real Estate Investment Trusts*	12,821,828	12,821,828	—	—
Total Investments	$ 113,713,907	$ 113,713,907	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
August 31, 2018 (Unaudited)
1. Organization
First Trust Specialty Finance and Financial Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 20, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FGB on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Specialty Finance and Financial Opportunities Fund (FGB)
August 31, 2018 (Unaudited)
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Specialty Finance and Financial Opportunities Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 25, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 25, 2018

* Print the name and title of each signing officer under his or her signature.